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1940 Act File No. 811-7436

July 1, 2016

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	The DFA Investment Trust Company File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 57 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Registrant”) on Form N-1A.

The Amendment is being filed to amend and supplement the Part A of the Registrant’s Registration Statement, as pertaining to The DFA Short Term Investment Fund series of the Registrant.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana Cresswell Jana Cresswell

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